DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Legal Ownership and Country Risk (Details) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Sep. 12, 2016	Sep. 30, 2016	Mar. 31, 2017
Acquisition
Period in which PRC government pursuing economic reform policies			30 years
Puhua Technology
Acquisition
Percentage of equity interest acquired	60.00%	60.00%
Cash consideration	¥ 2.0	¥ 2.0